Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 5,902	$ 6,673	$ 3,704
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	19,093	(8,982)	6,241
Income tax effect	(4,764)	2,240	(2,080)
Net unrealized gains (losses)	14,329	(6,742)	4,161
Reclassification adjustment for gains included in net income	(191)	(11)	(105)
Income tax effect	48	3	26
Net gains included in net income	(143)	(8)	(79)
Total other comprehensive income (loss)	14,186	(6,750)	4,082
Comprehensive income (loss)	$ 20,088	$ (77)	$ 7,786